OTHER COSTS	12 Months Ended
Dec. 31, 2018
OTHER COSTS
OTHER COSTS

7.      Other costs

Figures in million - SA rand	Note	2018	2017	2016
Included in other costs are the following:
Care and maintenance		(576.5)	(249.2)	(75.0)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	25	66.6	(248.9)	(97.5)